INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7– INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	June 30, 2021	June 30, 2020

Land use right	$1,580,761	$1,442,456
Computer software	29,905	25,039
Subtotal	1,610,666	1,467,495
Less: Accumulated amortization	(102,083)	(43,091)
Intangible assets, net	$1,508,583	$1,424,404

Amortization expense related to intangible assets was $30,705 and $28,905 for the year ended June 30, 2021 and 2020, respectively.

Fangguan Electronics acquired the land use right from the local government in August 2012 which expires on August 15, 2062. As of June 30, 2021 and June 30, 2020, land use right was pledged as collateral for bank loans (See Note 8).